Deferred Tax Balances - Summary of Movement in Net Deferred Tax Position (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Net deferred tax (liability)/asset
At the beginning of the financial year	$ (3,265)	$ (4,243)	$ (3,007)
Income tax (charge)/credit recorded in the income statement	(177)	988	(387)
Income tax (charge)/credit recorded directly in equity	(17)	(6)	6
Divestment of subsidiaries and operations	14	(3)
Other movements	17	(1)	12
At the end of the financial year	$ (3,428)	$ (3,265)	(4,243)
OZ Minerals Limited [member]
Net deferred tax (liability)/asset
Acquisition of subsidiaries and operations			$ (867)